AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 12, 2006

                                                              FILE NO. 033-65137
                                                               FILE NO. 811-7455
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 -------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]
                       POST-EFFECTIVE AMENDMENT NO. 18                       |X|
                                     AND/OR

                             REGISTRATION STATEMENT
                                    UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]
                              AMENDMENT NO. 19                               |X|
                        (CHECK APPROPRIATE BOX OR BOXES)

                                  -------------
                           PHOENIX OPPORTUNITIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  -------------
               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

         C/O PHOENIX EQUITY PLANNING CORPORATION - SHAREHOLDER SERVICES
                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                                  -------------
                        COUNSEL AND CHIEF LEGAL OFFICER:
                               KEVIN J. CARR, ESQ.
                           VICE PRESIDENT AND COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY

                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056

                               JOHN H. BEERS, ESQ.
                          VICE PRESIDENT AND SECRETARY
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                 -------------

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
|X| on May 19, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _______ or at such later date as the Commission shall order pursuant to paragraph (a)(3)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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


Parts A, B and C of Registrant's Post-Effective Amendment No. 17 under the Securities Act of 1933 ("1933 Act" and No. 18 under the Investment Company Act of 1940, filed on March 1, 2006, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment to May 19, 2006.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and the State of Connecticut on the 12th day of May, 2006.

                                             PHOENIX OPPORTUNITIES TRUST

ATTEST: /S/ KEVIN J. CARR                    BY: /S/   DANIEL T. GERACI
        ------------------------------           ------------------------------
            KEVIN J. CARR                              DANIEL T. GERACI
            SECRETARY                                  PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 12th day of May, 2006.


SIGNATURE                                            TITLE
---------                                            -----

   /s/ W. Patrick Bradley
-------------------------------     Chief Financial Officer and Treasurer
   W. Patrick Bradley               (principal financial and accounting officer)


   E. Virgil Conway* Trustee
-------------------------------
   Harry Dalzell-Payne*             Trustee

     /s/ Daniel T. Geraci
-------------------------------     Trustee and President
     Daniel T. Geraci               (principal executive officer)

-------------------------------
     Francis E. Jeffries*           Trustee

-------------------------------
       Leroy Keith, Jr.*            Trustee

-------------------------------
     Marilyn E. LaMarche*           Trustee

-------------------------------
     Philip R. McLoughin*           Trustee and Chairman

-------------------------------
    Geraldine M. McNamara*          Trustee

-------------------------------
      Everett M. Morris*            Trustee

-------------------------------
       James M. Oates*              Trustee

-------------------------------
      Richard E. Segerson*          Trustee

-------------------------------
    Ferdinand L.J. Verdonck*        Trustee

*By /s/ Daniel T. Geraci
    -------------------------------
*Daniel T. Geraci, Attorney-in-Fact, pursuant to powers of attorney